RELATED PARTIES - Hoop Capital, LLC (FY) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	29,251,629	28,043,449	11,268,877
Hoop Capital, LLC | Volato Group, Inc.
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)		3,466,153
Hoop Capital, LLC | Volato Group, Inc. | Previously Reported
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)		3,414,660